Note 19 - Loss Per Share - Antidilutive Securities (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive securities (in shares)	63,588	60,711	58,566	56,552	76,858
Convertible Preferred Stock [Member]
Antidilutive securities (in shares)			0	0	42,001
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)	29,437	30,437	29,168	30,480	34,857
Restricted Stock Units (RSUs) [Member]
Antidilutive securities (in shares)	13,246	9,369	8,493	5,167	0
Warrant [Member]
Antidilutive securities (in shares)	17,905	17,905	17,905	17,905	0
Company Earn-Outs [Member]
Antidilutive securities (in shares)	3,000	3,000	3,000	3,000	0